OPERATING SEGMENTS - Segment information (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Share-based payments	$ 69	$ 55
Other [member]
Disclosure of operating segments [line items]
Share-based payments	$ 69	$ 55